ORGANIZATION AND DESCRIPTION OF THE BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (“ED”). In this regard, Mangoceuticals has developed and is commercially marketing and selling a new brand of ED product under the brand name “Mango.” This product is produced at a compounding pharmacy using a proprietary combination of U.S. Food and Drug Administration (“FDA”) approved ingredients and is available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling this new brand of ED product exclusively online via its website at www.MangoRx.com.

Initial Public Offering. In March 2023, the Company completed an initial public offering (the “IPO”), in which the Company issued and sold 1,250,000 shares of authorized common stock for $4.00 per share for net proceeds of $4.35 million, after deducting underwriting discounts and commissions, and offering costs. At the same time, and as part of the same registration statement, but pursuant to a separate prospectus (the “Resale Prospectus”) the Company registered the sale of 4,765,000 shares of common stock, including 2,000,000 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock with an exercise price of $1.00 per share.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (ED). In this regard, Mangoceuticals has developed and is currently in the process of preparing to commercially market a new brand of ED product under the brand name “Mango.” This product is produced at a compounding pharmacy using a proprietary combination of U.S. Food and Drug Administration (“FDA”) approved ingredients and is available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling this new brand of ED product exclusively online via its website at www.MangoRx.com.

Mangoceuticals plans to market and sell this new brand of ED products exclusively online and will require the use of a telemedicine visit, a doctor’s prescription and the fulfillment of the prescription by pharmacy licensed in the state in which the customer resides.

Impact of COVID-19 Pandemic on Consolidated Financial Statements. The outbreak of the 2019 novel coronavirus disease (“COVID-19”), which was declared a global pandemic by the World Health Organization on March 11, 2020, and the related responses by public health and governmental authorities to contain and combat its outbreak and spread has severely impacted the U.S. and world economies during the end of the first quarter of 2020, and continuing through the end of 2022. COVID-19 and the U.S. response to the pandemic are significantly affecting the economy. There are no comparable events that provide guidance as to the effect the COVID-19 pandemic may have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. The Company does not yet know the full extent of the effects on the economy, the markets we serve, our business, or our operations.

Moving forward, economic recessions, increased inflation and/or interest rates, including those brought on by the continued COVID-19 outbreak may have a negative effect on the demand for our services and our operating results. Any prolonged disruption to our operations or workforce availability is likely to have a significant adverse effect on our results of operations, cash flows and ability to meet continuing debt service requirements. All of the above may be exacerbated in the future as the COVID-19 outbreak and the governmental responses thereto continue.